GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Changes in Carrying Amount of Goodwill) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill gross		51,819	51,819
Accumulated impairment losses
Goodwill net	$ 8,352	51,819	51,819